Document And Entity Information	Oct. 20, 2021
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Oct. 20, 2021
Entity Registrant Name	OFG BANCORP
Entity Incorporation, State or Country Code	PR
Entity File Number	001-12647
Entity Tax Identification Number	66-0538893
Entity Address, Address Line One	Oriental Center, 15thFloor
Entity Address Address Line 2	254 Munoz Rivera Avenue
Entity Address, City or Town	San Juan
Entity Address Country	PR
Entity Address, Postal Zip Code	00918
City Area Code	787
Local Phone Number	771-6800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, par value $1.00 per share
Trading Symbol	OFG
Security Exchange Name	NYSE
Entity Central Index Key	0001030469
Entity Emerging Growth Company	false
Amendment Flag	false